CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) Share data in Thousands, unless otherwise specified	Total	Common Stock	Retained Earnings	Retained Earnings Revenue recognition and other individually immaterial errors	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Revenue recognition and other individually immaterial errors	Treasury Stock	Noncontrolling Interest in VIE
Balance at Oct. 01, 2008
Increase (Decrease) in Stockholders' Equity
Net income	$ 63,145,000		$ 63,145,000
Net income at Oct. 02, 2008 (Previously Reported)	55,686,000
Net income (Adjustments)	7,459,000
Other comprehensive income (loss)					(20,938,000)
Stock issued under equity incentive plan		45,000
Stock issued under equity incentive plan (in shares)		5
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(4,811,000)
Balance at Sep. 30, 2009 (Previously Reported)	420,845,000
Balance (Adjustments)	27,542,000
Balance at Sep. 30, 2009	448,387,000	12,530,000	486,170,000		(14,242,000)		(36,071,000)
Balance (in shares) at Sep. 30, 2009		26,732
Increase (Decrease) in Stockholders' Equity
Net income	72,094,000		72,094,000
Net income at Oct. 01, 2009 (Previously Reported)	70,636,000
Net income (Adjustments)	1,458,000
Other comprehensive income (loss)					(2,098,000)
Consolidation of variable interest entity	(38,264,000)							(563,000)
Consolidation of variable interest entity at Oct. 01, 2009 (Previously Reported)	(38,264,000)
Stock issued under equity incentive plan		44,000
Stock issued under equity incentive plan (in shares)		4
Purchase of treasury stock							(3,000)
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(4,812,000)
Balance at Sep. 30, 2010 (Previously Reported)	487,759,000
Balance (Adjustments)	25,290,000
Balance at Sep. 30, 2010	513,049,000	12,574,000	553,452,000		(16,340,000)		(36,074,000)	(563,000)
Balance (in shares) at Sep. 30, 2010		26,736
Increase (Decrease) in Stockholders' Equity
Net income	83,904,000		83,594,000					310,000
Net income at Oct. 01, 2010 (Previously Reported)	85,078,000
Net income (Adjustments)	(1,174,000)
Other comprehensive income (loss)					(10,153,000)
Purchase of treasury stock							(4,000)
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(7,486,000)
Balance at Sep. 30, 2011 (Previously Reported)	551,798,000
Balance (Adjustments)	27,512,000
Balance at Sep. 30, 2011	579,310,000	12,574,000	629,560,000		(26,493,000)		(36,078,000)	(253,000)
Balance (in shares) at Sep. 30, 2011		26,736
Increase (Decrease) in Stockholders' Equity
Net income	92,104,000		91,900,000					204,000
Other comprehensive income (loss)					5,345,000
Cash dividends paid -- $.24, $.28, $.18 and $.18 per share of common stock for year ended September 30, 2012, 2011, 2010 and 2009, respectively			(6,417,000)
Balance at Sep. 30, 2012	$ 670,342,000	$ 12,574,000	$ 715,043,000		$ (21,148,000)		$ (36,078,000)	$ (49,000)
Balance (in shares) at Sep. 30, 2012		26,736